Revenue from Contracts with Customers, Disaggregation of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Abstract]
Disaggregated revenue		$ 2,451.9	$ 2,689.8	$ 2,375.4
Revenue Recognized at Point in Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[1]	2,312.5	2,580.5
Revenue Recognized over Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[2]	139.4	109.3
Original Equipment [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[3]	1,525.2	1,636.0
Aftermarket [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[4]	926.7	1,053.8
Total Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		1,185.7	1,390.1
United States [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		998.0	1,185.9
Other Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		187.7	204.2
EMEA [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		891.2	933.7
Asia Pacific [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		375.0	366.0
Industrial Technologies and Services [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		1,700.9	1,739.6
Industrial Technologies and Services [Member] | Revenue Recognized at Point in Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[1]	1,561.5	1,630.3
Industrial Technologies and Services [Member] | Revenue Recognized over Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[2]	139.4	109.3
Industrial Technologies and Services [Member] | Original Equipment [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[3]	1,152.0	1,182.0
Industrial Technologies and Services [Member] | Aftermarket [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[4]	548.9	557.6
Industrial Technologies and Services [Member] | Total Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		616.5	616.3
Industrial Technologies and Services [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		484.0	491.1
Industrial Technologies and Services [Member] | Other Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		132.5	125.2
Industrial Technologies and Services [Member] | EMEA [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		765.7	809.9
Industrial Technologies and Services [Member] | Asia Pacific [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		318.7	313.4
Precision and Science Technologies [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		316.6	280.2
Precision and Science Technologies [Member] | Revenue Recognized at Point in Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[1]	316.6	280.2
Precision and Science Technologies [Member] | Revenue Recognized over Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[2]	0.0	0.0
Precision and Science Technologies [Member] | Original Equipment [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[3]	303.4	270.1
Precision and Science Technologies [Member] | Aftermarket [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[4]	13.2	10.1
Precision and Science Technologies [Member] | Total Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		155.1	124.4
Precision and Science Technologies [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		140.7	121.5
Precision and Science Technologies [Member] | Other Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		14.4	2.9
Precision and Science Technologies [Member] | EMEA [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		112.1	108.6
Precision and Science Technologies [Member] | Asia Pacific [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		49.4	47.2
High Pressure Solutions [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		434.4	670.0
High Pressure Solutions [Member] | Revenue Recognized at Point in Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[1]	434.4	670.0
High Pressure Solutions [Member] | Revenue Recognized over Time [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[2]	0.0	0.0
High Pressure Solutions [Member] | Original Equipment [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[3]	69.8	183.9
High Pressure Solutions [Member] | Aftermarket [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue	[4]	364.6	486.1
High Pressure Solutions [Member] | Total Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		414.1	649.4
High Pressure Solutions [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		373.3	573.3
High Pressure Solutions [Member] | Other Americas [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		40.8	76.1
High Pressure Solutions [Member] | EMEA [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		13.4	15.2
High Pressure Solutions [Member] | Asia Pacific [Member]
Disaggregation of Revenue [Abstract]
Disaggregated revenue		$ 6.9	$ 5.4

[1]	Revenues from short and long duration product and service contracts recognized at a point in time when control is transferred to the customer generally when product delivery has occurred and services have been rendered.
[2]	Revenues primarily from long duration ETO product contracts and certain contracts for the delivery of a significant volume of substantially similar products recognized over time as contractual performance obligations are completed.
[3]	Revenues from sales of capital equipment within the Industrials Technologies and Services and High Pressure Solutions Segments and sales of components to original equipment manufacturers in the Precision and Science Technologies Segment.
[4]	Revenues from sales of spare parts, accessories, other components and services in support of maintaining customer owned, installed base of the Company’s original equipment. Service revenue represents less than 10% of consolidated revenue.